GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:       GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2015 and 2016, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2015	2016
	Unaudited	Unaudited

North America (mainly U.S.)	$78,592	$138,866
Europe	17,952	7,077
Other	4,162	7,849

	$100,706	$153,792

Revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2015 and June 30, 2016:

	December 31,	June 30,
	2015	2016
	Audited	Unaudited

Israel	$9,161	$8,589
U.S.	3,071	4,733
Europe	482	337

	$12,714	$13,659